UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                 Maureen E. Kane
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            01/31/10

ITEM 1.  SCHEDULE OF INVESTMENTS.

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2010  (UNAUDITED)



SHARES                                                                    VALUE
--------                                                           -------------

COMMON STOCK - 98.2%

CONSUMER DISCRETIONARY - 10.6%

  DISTRIBUTORS - 1.0%
     165,700  LKQ Corp.*                                           $  3,106,875
                                                                   -------------

  DIVERSIFIED CONSUMER SERVICES - 2.7%
     110,000  Capella Education Co.*                                  8,071,800
                                                                   -------------

  MEDIA - 1.4%
      97,500  John Wiley & Sons, Inc.                                 4,070,625
                                                                   -------------

  SPECIALTY RETAIL - 5.5%
     135,800  DSW, Inc. Class A*                                      3,272,780
     219,050  Lumber Liquidators Holdings, Inc.*                      5,187,104
     229,950  Monro Muffler Brake, Inc.                               7,868,889
                                                                   -------------
                                                                     16,328,773
                                                                   -------------
                                                                     31,578,073
                                                                   -------------

CONSUMER STAPLES - 3.3%

  FOOD AND STAPLES RETAILING - 3.3%
     286,850  BJ's Wholesale Club, Inc.*                              9,692,662
                                                                   -------------

ENERGY - 5.6%

  ENERGY EQUIPMENT AND SERVICES - 5.0%
      82,850  Core Laboratories NV                                    9,689,308
      96,300  Dril-Quip, Inc.*                                        5,054,787
                                                                   -------------
                                                                     14,744,095
                                                                   -------------

  OIL, GAS AND CONSUMABLE FUELS - 0.6%
      85,400  Goodrich Petroleum Corp.*                               1,778,882
                                                                   -------------
                                                                     16,522,977
                                                                   -------------

FINANCIALS - 8.0%

  CAPITAL MARKETS - 2.9%
     416,900  Cohen & Steers, Inc.                                    8,479,746
                                                                   -------------

  COMMERCIAL BANKS - 3.0%
     258,600  Wintrust Financial Corp.                                8,983,764
                                                                   -------------

  INSURANCE - 0.8%
      67,150  Platinum Underwriters Holdings, Ltd.                    2,434,859
                                                                   -------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
     541,800  MFA Financial, Inc.                                     3,987,648
                                                                   -------------
                                                                     23,886,017
                                                                   -------------

HEALTH CARE - 24.5%

  HEALTH CARE EQUIPMENT AND SUPPLIES - 5.8%
     200,600  ICU Medical, Inc.*                                      6,976,868
     266,000  Masimo Corp.*                                           7,384,160
     378,450  NxStage Medical, Inc.*                                  3,069,229
                                                                   -------------
                                                                     17,430,257
                                                                   -------------

  HEALTH CARE PROVIDERS AND SERVICES - 7.8%
      40,900  Bio-Reference Labs, Inc.*                               1,546,020



SHARES                                                                    VALUE
--------                                                           -------------

HEALTH CARE (CONTINUED)

  HEALTH CARE PROVIDERS AND SERVICES (CONTINUED)
     512,250  Brookdale Senior Living, Inc.*                       $  9,348,562
      96,100  IPC The Hospitalist Co., Inc.*                          3,266,439
     105,450  Lincare Holdings, Inc.*                                 3,882,669
     257,500  PSS World Medical, Inc.*                                5,283,900
                                                                   -------------
                                                                     23,327,590
                                                                   -------------

  HEALTH CARE TECHNOLOGY - 3.3%
      77,500  Quality Systems, Inc.                                   3,994,350
     121,250  SXC Health Solutions Corp.*                             5,713,300
                                                                   -------------
                                                                      9,707,650
                                                                   -------------

  LIFE SCIENCES TOOLS AND SERVICES - 4.2%
   1,017,350  Bruker Corp.*                                          12,482,885
                                                                   -------------

  PHARMACEUTICALS - 3.4%
     380,550  Par Pharmaceutical Cos, Inc.*                          10,016,076
                                                                   -------------
                                                                     72,964,458
                                                                   -------------

INDUSTRIALS - 17.4%

  AIR FREIGHT AND LOGISTICS - 4.8%
     143,950  Atlas Air Worldwide Holdings, Inc.*                     5,278,646
     367,600  HUB Group, Inc. Class A*                                8,862,836
                                                                   -------------
                                                                     14,141,482
                                                                   -------------

  COMMERCIAL SERVICES AND SUPPLIES - 5.9%
      78,500  Clean Harbors, Inc.*                                    4,494,910
     429,859  Cornell Companies, Inc.*                                9,027,039
     295,650  Kforce, Inc.*                                           3,952,840
                                                                   -------------
                                                                     17,474,789
                                                                   -------------

  CONSTRUCTION AND ENGINEERING - 1.6%
     159,200  Granite Construction, Inc.                              4,916,096
                                                                   -------------

  ELECTRICAL EQUIPMENT - 3.7%
     160,550  II-VI, Inc.*                                            4,293,107
     265,750  Woodward Governor Co.                                   6,758,023
                                                                   -------------
                                                                     11,051,130
                                                                   -------------

  TRADING COMPANIES AND DISTRIBUTORS - 1.4%
     195,900  Applied Industrial Technologies, Inc.                   4,270,620
                                                                   -------------
                                                                     51,854,117
                                                                   -------------

INFORMATION TECHNOLOGY - 24.1%

  INTERNET SOFTWARE AND SERVICES - 4.6%
     529,000  j2 Global Communications, Inc.*                        10,865,660
     445,950  LivePerson, Inc.*                                       2,827,323
                                                                   -------------
                                                                     13,692,983
                                                                   -------------

  IT SERVICES - 2.4%
     183,350  CyberSource Corp.*                                      3,314,968
     793,200  Online Resources Corp.*                                 3,831,156
                                                                   -------------
                                                                      7,146,124
                                                                   -------------



                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JANUARY 31, 2010  (UNAUDITED)


SHARES                                                                    VALUE
--------                                                           -------------

INFORMATION TECHNOLOGY (CONTINUED)

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 5.8%
     174,800  Cabot Microelectronics Corp.*                        $  6,144,220
     183,450  Hittite Microwave Corp.*                                6,820,671
      97,550  Silicon Laboratories, Inc.*                             4,120,512
                                                                   -------------
                                                                     17,085,403
                                                                   -------------

  SOFTWARE - 11.3%
     285,550  Commvault Systems, Inc.*                                6,050,804
     302,524  EPIQ Systems, Inc.*                                     3,615,162
     246,700  Informatica Corp.*                                      5,844,323
     251,550  MICROS Systems, Inc.*                                   7,189,299
      75,500  Pegasystems, Inc.                                       2,510,375
     123,500  Sourcefire, Inc.*                                       2,574,975
     314,100  Websense, Inc.*                                         5,820,273
                                                                   -------------
                                                                     33,605,211
                                                                   -------------
                                                                     71,529,721
                                                                   -------------

MATERIALS - 4.5%

  CHEMICALS - 1.7%
     256,350  Balchem Corp.                                           4,970,627
                                                                   -------------

  CONTAINERS AND PACKAGING - 1.8%
     109,150  Greif, Inc. Class A                                     5,278,494
                                                                   -------------

  METALS AND MINING - 1.0%
      75,350  Schnitzer Steel Industries, Inc. Class A                3,051,675
                                                                   -------------
                                                                     13,300,796
                                                                   -------------

TELECOMMUNICATION SERVICES - 0.2%

  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
      36,950  Neutral Tandem, Inc.*                                     571,247
                                                                   -------------

TOTAL INVESTMENT IN COMMON STOCKS - 98.2%                           291,900,068
      (Identified cost, $251,667,980)                              -------------

SHORT-TERM INVESTMENT - 1.7%
      (Identified cost, $5,147,797)
   5,147,797  SSgA US Government Money Market Fund                    5,147,797
                                                                  -------------

TOTAL INVESTMENTS - 99.9%                                           297,047,865
      (Identified cost, $256,815,777) +                            -------------

CASH AND RECEIVABLES LESS LIABILITIES -  0.1%                           189,518
      Other Assets in Excess of Liabilities                        -------------
NET ASSETS - 100%                                                  $297,237,383
                                                                   =============

*    Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $ 47,482,242
Gross unrealized depreciation                                        (7,250,084)
                                                                   -------------
Net unrealized appreciation                                        $ 40,232,088
                                                                   =============


Aggregate cost                                                     $256,815,777
                                                                   -------------


                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2010  (UNAUDITED)


SHARES                                                                    VALUE
--------                                                           -------------

COMMON STOCK - 97.6%

CONSUMER DISCRETIONARY - 6.9%

  DIVERSIFIED CONSUMER SERVICES - 1.6%
      12,800  Strayer Education, Inc.                              $  2,659,584
                                                                   -------------

  HOTELS, RESTAURANTS & LEISURE - 2.7%
     208,250  Starbucks Corp.*                                        4,537,768
                                                                   -------------

  MEDIA - 2.6%
     141,200  DIRECTV*                                                4,285,420
                                                                   -------------
                                                                     11,482,772
                                                                   -------------

CONSUMER STAPLES - 9.8%

  BEVERAGES - 2.0%
      56,350  PepsiCo, Inc.                                           3,359,587
                                                                   -------------

  FOOD AND STAPLES RETAILING - 4.4%
     123,150  CVS Caremark Corp.                                      3,986,365
      64,000  Wal-Mart Stores, Inc.                                   3,419,520
                                                                   -------------
                                                                      7,405,885
                                                                   -------------

  FOOD PRODUCTS - 2.3%
     165,000  ConAgra Foods, Inc.                                     3,752,100
                                                                   -------------

  PERSONAL PRODUCTS - 1.1%
      61,050  Avon Products, Inc.                                     1,840,047
                                                                   -------------
                                                                     16,357,619
                                                                   -------------

ENERGY - 9.4%

  ENERGY EQUIPMENT AND SERVICES - 4.9%
     100,650  Helmerich & Payne, Inc.                                 4,210,189
      62,200  Schlumberger Ltd.                                       3,947,212
                                                                   -------------
                                                                      8,157,401
                                                                   -------------

  OIL, GAS AND CONSUMABLE FUELS - 4.5%
      35,550  Apache Corp.                                            3,511,274
      85,100  CONSOL Energy, Inc.                                     3,966,511
                                                                   -------------
                                                                      7,477,785
                                                                   -------------
                                                                     15,635,186
                                                                   -------------

FINANCIALS - 6.0%

  CAPITAL MARKETS - 1.4%
      15,650  The Goldman Sachs Group, Inc.                           2,327,468
                                                                   -------------

  DIVERSIFIED FINANCIAL SERVICES - 2.2%
      95,250  JPMorgan Chase & Co.                                    3,709,035
                                                                   -------------

  INSURANCE - 2.4%
          35  Berkshire Hathaway, Inc. Class A*                       4,011,000
                                                                   -------------
                                                                     10,047,503
                                                                   -------------

HEALTH CARE - 16.6%

  BIOTECHNOLOGY - 1.0%
      37,750  Alexion Pharmaceuticals, Inc.*                          1,750,468
                                                                   -------------


SHARES                                                                    VALUE
--------                                                           -------------

HEALTH CARE (CONTINUED)

  HEALTH CARE EQUIPMENT AND SUPPLIES - 5.8%
      24,900  C.R. Bard, Inc.                                      $  2,063,961
     102,050  St Jude Medical, Inc.*                                  3,850,346
      66,500  Zimmer Holdings, Inc.*                                  3,745,280
                                                                   -------------
                                                                      9,659,587
                                                                   -------------

  HEALTH CARE PROVIDERS AND SERVICES - 7.8%
     193,750  AmerisourceBergen Corp.                                 5,281,625
      91,400  Express Scripts, Inc.*                                  7,664,804
                                                                   -------------
                                                                     12,946,429
                                                                   -------------

  LIFE SCIENCES TOOLS AND SERVICES - 2.0%
      57,850  Waters Corp.*                                           3,296,293
                                                                   -------------
                                                                     27,652,777
                                                                   -------------

INDUSTRIALS - 8.7%

  AIR FREIGHT AND LOGISTICS - 2.2%
      46,250  FedEx Corp.                                             3,623,687
                                                                   -------------

  COMMERCIAL SERVICES AND SUPPLIES - 1.0%
      32,850  Stericycle, Inc.*                                       1,738,751
                                                                   -------------

  MACHINERY - 1.9%
      63,450  Deere & Co.                                             3,169,327
                                                                   -------------

  ROAD AND RAIL - 0.9%
      36,050  CSX Corp.                                               1,545,103
                                                                   -------------

  TRADING COMPANIES AND DISTRIBUTORS - 2.7%
     109,250  Fastenal Co.                                            4,531,690
                                                                   -------------
                                                                     14,608,558
                                                                   -------------

INFORMATION TECHNOLOGY - 34.4%

  COMMUNICATIONS EQUIPMENT - 6.4%
     265,200  Cisco Systems, Inc.*                                    5,959,044
     121,100  QUALCOMM, Inc.                                          4,745,909
                                                                   -------------
                                                                     10,704,953
                                                                   -------------

  COMPUTERS AND PERIPHERALS - 7.5%
      17,600  Apple, Inc.*                                            3,381,312
     206,350  EMC Corp.*                                              3,439,854
      46,300  International Business Machines Corp.                   5,666,657
                                                                   -------------
                                                                     12,487,823
                                                                   -------------

  INTERNET SOFTWARE AND SERVICES - 3.3%
      10,500  Google, Inc. Class A*                                   5,558,910
                                                                   -------------

  IT SERVICES - 5.8%
     105,250  Accenture PLC                                           4,314,198
      21,500  MasterCard, Inc. Class A                                5,372,850
                                                                   -------------
                                                                      9,687,048
                                                                   -------------

                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JANUARY 31, 2010  (UNAUDITED)


SHARES                                                                    VALUE
--------                                                           -------------


INFORMATION TECHNOLOGY (CONTINUED)

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 4.0%
     165,300  Intel Corp.                                          $  3,206,820
     146,200  Xilinx, Inc.                                            3,447,396
                                                                   -------------
                                                                      6,654,216
                                                                   -------------

  SOFTWARE - 7.4%
     196,890  Microsoft Corp.                                         5,548,360
     296,950  Oracle Corp.                                            6,847,667
                                                                   -------------
                                                                     12,396,027
                                                                   -------------
                                                                     57,488,977
                                                                   -------------

MATERIALS - 3.2%

  CHEMICALS - 3.2%
      70,400  Ecolab, Inc.                                            3,090,560
      23,450  Potash Corp. of Saskatchewan, Inc.                      2,329,758
                                                                   -------------
                                                                      5,420,318
                                                                   -------------
                                                                      5,420,318
                                                                   -------------

TELECOMMUNICATION SERVICES - 2.6%

  WIRELESS TELECOMMUNICATION SERVICES - 2.6%
     132,650  NII Holdings, Inc.*                                     4,342,961
                                                                   -------------

TOTAL INVESTMENT IN COMMON STOCKS - 97.6%                           163,036,671
      (Identified cost, $127,477,317)                              -------------

SHORT-TERM INVESTMENT - 2.5%
      (Identified cost, $4,290,545)
   4,290,545  SSgA US Government Money Market Fund                    4,290,545
                                                                   -------------

TOTAL INVESTMENTS - 100.1%                                          167,327,216
      (Identified cost, $131,767,862) +                            -------------

CASH AND RECEIVABLES LESS LIABILITIES - (0.1)%                         (237,289)
      Liabilities in Excess of Other Assets                        -------------
NET ASSETS - 100%                                                  $167,089,927
                                                                   =============


*    Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $ 36,595,662
Gross unrealized depreciation                                        (1,036,308)
                                                                   -------------
Net unrealized appreciation                                        $ 35,559,354
                                                                   =============


Aggregate cost                                                     $131,767,862
                                                                   -------------


                       See Notes to financial statements.

                                  CENTURY FUNDS

NOTE 1. SECURITY VALUATIONS

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Securities or assets for which market quotes are not readily available are valued at fair value. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (currently FASB ASC 820-10) which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value each Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds' investments carried at fair value:

                                          QUOTED
                                         PRICES IN
                                           ACTIVE      SIGNIFICANT
                                        MARKETS FOR       OTHER       SIGNIFICANT
                                         IDENTICAL     OBSERVABLE     UNOBSERVABLE
                                          ASSETS         INPUTS          INPUTS
FUND                                     (LEVEL 1)      (LEVEL 2)      (LEVEL 3)         TOTAL
-------------------------------------------------------------------------------------------------
CENTURY SHARES TRUST
    Common Stock*                    $  163,036,671    $    --         $   --       $ 163,036,671
    Money Market Fund                     4,290,545         --             --           4,290,545
-------------------------------------------------------------------------------------------------
             Total Investments       $  167,327,216    $    --         $   --       $ 167,327,216
-------------------------------------------------------------------------------------------------

CENTURY SMALL CAP SELECT FUND
    Common Stock*
                                     $  291,900,068    $    --         $   --       $ 291,900,068
    Money Market Fund                     5,147,797         --             --           5,147,797
-------------------------------------------------------------------------------------------------
             Total Investments       $  297,047,865    $    --         $   --       $ 297,047,865
-------------------------------------------------------------------------------------------------

* At January 31, 2010 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund's Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               March 29, 2010


By:                 /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:               March 29, 2010


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)